Schedule of Investments (unaudited)
February 28, 2025
BlackRock SMID-Cap Growth Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 6.4%
Axon Enterprise, Inc.(a)	541	$ 285,891
HEICO Corp.	739	195,599
Loar Holdings, Inc.(a)	2,570	186,762
		668,252
Air Freight & Logistics — 0.4%
GXO Logistics, Inc.(a)	948	37,370
Automobile Components — 0.5%
Fox Factory Holding Corp.(a)	1,920	53,241
Biotechnology — 1.7%
Halozyme Therapeutics, Inc.(a)	1,261	74,588
Natera, Inc.(a)	679	105,646
		180,234
Broadline Retail — 0.1%
Etsy, Inc.(a)	141	7,218
Building Products — 1.7%
AZEK Co., Inc. (The), Class A(a)	3,704	173,532
Capital Markets — 7.1%
Carlyle Group, Inc. (The)	681	33,941
MarketAxess Holdings, Inc.	71	13,688
Morningstar, Inc.	629	197,330
TPG, Inc., Class A	4,198	231,562
Tradeweb Markets, Inc., Class A	1,911	258,692
		735,213
Commercial Services & Supplies — 2.2%
Casella Waste Systems, Inc., Class A(a)	1,564	175,199
GFL Environmental, Inc.	1,181	53,334
		228,533
Construction & Engineering — 3.1%
Comfort Systems U.S.A., Inc.	741	269,227
WillScot Holdings Corp., Class A(a)	1,624	53,511
		322,738
Distributors — 0.3%
Pool Corp.	94	32,618
Diversified Consumer Services — 4.1%
Bright Horizons Family Solutions, Inc.(a)	1,272	164,928
Duolingo, Inc., Class A(a)	613	191,299
European Wax Center, Inc., Class A(a)	1,795	11,667
Mister Car Wash, Inc.(a)	6,710	56,968
		424,862
Electrical Equipment — 2.2%
Vertiv Holdings Co., Class A	2,359	224,506
Electronic Equipment, Instruments & Components — 1.0%
Coherent Corp.(a)	1,318	99,100
Entertainment — 4.8%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	2,480	239,147
Live Nation Entertainment, Inc.(a)	1,784	255,754
		494,901
Financial Services — 1.5%
Affirm Holdings, Inc., Class A(a)	2,144	137,538
Jack Henry & Associates, Inc.	95	16,491
		154,029
Food Products — 1.0%
Freshpet, Inc.(a)	943	100,929
Security	Shares	Value
Ground Transportation — 2.1%
Saia, Inc.(a)	541	$ 221,507
Health Care Equipment & Supplies — 3.8%
Align Technology, Inc.(a)	663	124,001
Inmode Ltd.(a)	232	4,343
Inspire Medical Systems, Inc.(a)	124	23,013
Masimo Corp.(a)	1,278	241,248
Teleflex, Inc.	29	3,850
		396,455
Health Care Providers & Services — 0.7%
Surgery Partners, Inc.(a)	2,934	70,651
Health Care Technology — 0.2%
Phreesia, Inc.(a)	879	23,329
Hotels, Restaurants & Leisure — 6.0%
Churchill Downs, Inc.	1,322	156,657
DraftKings, Inc., Class A(a)	5,131	225,046
Planet Fitness, Inc., Class A(a)	2,241	207,404
Vail Resorts, Inc.	231	36,727
		625,834
Industrial REITs — 0.2%
Rexford Industrial Realty, Inc.	558	23,056
Interactive Media & Services — 2.1%
Match Group, Inc.	430	13,635
Pinterest, Inc., Class A(a)	847	31,322
Reddit, Inc., Class A(a)	1,088	176,017
		220,974
IT Services — 1.9%
Globant SA(a)	589	88,662
MongoDB, Inc., Class A(a)	416	111,251
		199,913
Life Sciences Tools & Services — 3.3%
Bio-Techne Corp.	737	45,510
Medpace Holdings, Inc.(a)	191	62,518
Repligen Corp.(a)	945	150,501
West Pharmaceutical Services, Inc.	377	87,592
		346,121
Machinery — 3.4%
AutoStore Holdings Ltd.(a)(b)	58,481	54,753
Energy Recovery, Inc.(a)	4,082	61,067
Graco, Inc.	1,670	145,407
IDEX Corp.	449	87,254
		348,481
Oil, Gas & Consumable Fuels — 3.4%
Northern Oil & Gas, Inc.	1,323	41,675
Permian Resources Corp., Class A	5,449	76,776
Texas Pacific Land Corp.	165	235,612
		354,063
Pharmaceuticals — 2.2%
Galderma Group AG(a)	1,871	227,806
Professional Services — 1.5%
Booz Allen Hamilton Holding Corp., Class A	1,130	119,848
Paylocity Holding Corp.(a)	148	30,235
		150,083
Real Estate Management & Development — 0.6%
Landbridge Co. LLC, Class A(c)	928	64,199
Semiconductors & Semiconductor Equipment — 9.6%
ASM International NV	329	179,061

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock SMID-Cap Growth Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Astera Labs, Inc.(a)	1,273	$ 94,648
BE Semiconductor Industries NV	1,229	138,584
Credo Technology Group Holding Ltd.(a)	2,927	161,512
Entegris, Inc.	1,946	196,974
Lattice Semiconductor Corp.(a)(c)	1,060	66,081
Monolithic Power Systems, Inc.	30	18,330
Onto Innovation, Inc.(a)	970	141,290
		996,480
Software — 11.7%
ANSYS, Inc.(a)	229	76,314
Bentley Systems, Inc., Class B	4,139	181,702
Confluent, Inc., Class A(a)	6,317	200,502
CyberArk Software Ltd.(a)	332	120,798
Gitlab, Inc., Class A(a)	2,467	148,538
Guidewire Software, Inc.(a)	732	147,366
JFrog Ltd.(a)	1,776	65,268
Manhattan Associates, Inc.(a)	392	69,337
Monday.com Ltd.(a)	242	71,819
PTC, Inc.(a)	130	21,272
QXO, Inc.	6,828	86,989
Zscaler, Inc.(a)	123	24,136
		1,214,041
Specialty Retail — 2.9%
Carvana Co., Class A(a)	772	179,953
Floor & Decor Holdings, Inc., Class A(a)	1,211	117,019
		296,972
Technology Hardware, Storage & Peripherals — 1.6%
Pure Storage, Inc., Class A(a)(c)	3,082	161,712
Textiles, Apparel & Luxury Goods — 3.2%
Brunello Cucinelli SpA	1,522	198,142
On Holding AG, Class A(a)	2,855	138,410
		336,552
Security	Shares	Value
Trading Companies & Distributors — 1.6%
Core & Main, Inc., Class A(a)	1,887	$ 96,256
SiteOne Landscape Supply, Inc.(a)	540	68,207
		164,463
Total Long-Term Investments — 100.1% (Cost: $9,019,959)		10,379,968
Short-Term Securities
Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	285,969	286,112
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.24%(d)(e)	1,445	1,445
Total Short-Term Securities — 2.8% (Cost: $287,557)		287,557
Total Investments — 102.9% (Cost: $9,307,516)		10,667,525
Liabilities in Excess of Other Assets — (2.9)%		(303,800)
Net Assets — 100.0%		$ 10,363,725

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 451,119	$ —	$ (165,020)(a)	$ 3	$ 10	$ 286,112	285,969	$ 711 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	111,395	—	(109,950)(a)	—	—	1,445	1,445	989	—
				$ 3	$ 10	$ 287,557		$ 1,700	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock SMID-Cap Growth Equity Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 668,252	$ —	$ —	$ 668,252
Air Freight & Logistics	37,370	—	—	37,370
Automobile Components	53,241	—	—	53,241
Biotechnology	180,234	—	—	180,234
Broadline Retail	7,218	—	—	7,218
Building Products	173,532	—	—	173,532
Capital Markets	735,213	—	—	735,213
Commercial Services & Supplies	228,533	—	—	228,533
Construction & Engineering	322,738	—	—	322,738
Distributors	32,618	—	—	32,618
Diversified Consumer Services	424,862	—	—	424,862
Electrical Equipment	224,506	—	—	224,506
Electronic Equipment, Instruments & Components	99,100	—	—	99,100
Entertainment	494,901	—	—	494,901
Financial Services	154,029	—	—	154,029
Food Products	100,929	—	—	100,929
Ground Transportation	221,507	—	—	221,507
Health Care Equipment & Supplies	396,455	—	—	396,455
Health Care Providers & Services	70,651	—	—	70,651
Health Care Technology	23,329	—	—	23,329
Hotels, Restaurants & Leisure	625,834	—	—	625,834
Industrial REITs	23,056	—	—	23,056
Interactive Media & Services	220,974	—	—	220,974
IT Services	199,913	—	—	199,913
Life Sciences Tools & Services	346,121	—	—	346,121
Machinery	293,728	54,753	—	348,481
Oil, Gas & Consumable Fuels	354,063	—	—	354,063
Pharmaceuticals	227,806	—	—	227,806
Professional Services	150,083	—	—	150,083
Real Estate Management & Development	64,199	—	—	64,199
Semiconductors & Semiconductor Equipment	678,835	317,645	—	996,480
Software	1,214,041	—	—	1,214,041
Specialty Retail	296,972	—	—	296,972
Technology Hardware, Storage & Peripherals	161,712	—	—	161,712
Textiles, Apparel & Luxury Goods	138,410	198,142	—	336,552
Trading Companies & Distributors	164,463	—	—	164,463

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock SMID-Cap Growth Equity Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 287,557	$ —	$ —	$ 287,557
	$ 10,096,985	$ 570,540	$ —	$ 10,667,525

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust